Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 8	€ 15
Property, plant and equipment	1,014	18,960
Right of use	2,641	6,869
Other non-current assets	205	876
Total non-current assets	3,868	26,720
Current assets
Trade and other receivables	306	12
Other current assets	8,474	6,337
Cash and cash equivalents	53,339	33,699
Total current assets	62,119	40,048
TOTAL ASSETS	65,987	66,768
Shareholders’ equity
Share capital	3,102	3,102
Premiums related to share capital	48,975	97,618
Reserves	(29,897)	(25,293)
Translation reserve	1,281	1,215
Net loss for the period	(1,024)	(53,797)
Total shareholders’ equity	22,436	22,845
Non-current liabilities
Provisions - non-current portion	248	524
Financial liabilities – non-current portion	12,762	15,232
Lease liabilities - non-current portion	2,980	8,162
Total Non-current liabilities	15,990	23,918
Current liabilities
Provisions - current portion	1,859	0
Financial liabilities – current portion	5,774	164
Lease liabilities - current portion	1,027	1,817
Trade and other payables	11,994	14,154
Other current liabilities	6,907	3,870
Total current liabilities	27,561	20,005
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 65,987	€ 66,768